FUTURE POLICY BENEFITS - Schedule of Future Policy Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Line Items]
Other contracts and VOBA liability	$ 1,819	$ 1,700
Total future policy benefits	9,813	8,011
Direct Insurance
Policyholder Account Balance [Line Items]
Future policy benefits	3,147	3,136
Deferred profit liability	98	24
Pension Risk Transfer
Policyholder Account Balance [Line Items]
Future policy benefits	4,521	2,964
Deferred profit liability	$ 228	$ 187